SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT REPORTING
Schedule of components of net revenues

	Year ended December 31, 2020
	Product sales	Services	Consolidated

Revenues	$382,075	$16,076	$398,151
Cost of revenues	211,430	10,567	221,997
Gross profit	170,645	5,509	176,154
Unallocated operating expenses			172,299
Income from operations			3,855
Interest income			103
Interest expense			(92)
Other income, net			12,898
Income before income taxes			$16,764

	Year ended December 31, 2019
	Product sales	Services	Consolidated

Revenues	$236,705	$6,921	$243,626
Cost of revenues	144,061	1,968	146,029
Gross profit	92,644	4,953	97,597
Unallocated operating expenses			113,649
Loss from operations			(16,052)
Interest income			297
Interest expense			(66)
Change in fair value of convertible promissory notes			14,591
Other income, net			283
Loss before income taxes and share of income and gain from equity method investment			$(947)

	Year ended December 31, 2018
	Product sales	Services	Consolidated

Revenues	$216,407	$11,132	$227,539
Cost of revenues	156,326	10,017	166,343
Gross profit	60,081	1,115	61,196
Unallocated operating expenses			98,677
Loss from operations			(37,481)
Interest income			487
Interest expense			(5)
Change in fair value of convertible promissory notes			(22,791)
Loss before income taxes and share of income from equity method investment			$(59,790)

Schedule of components of the Group's cost

	Year ended December 31,
	2018	2019	2020

Apparel	$72,871	$78,954	$157,943
Other general merchandise (1)	143,536	157,751	224,132
Total product sales revenues	$216,407	$236,705	$382,075

(1)Others mainly include products such as small accessories and gadgets, home garden, electronics and communication devices and others.

Summary of total net revenues generated in different geographic locations and as a percentage of total net revenues

	Year ended December 31,
	2018		2019		2020
	Revenues	%	Revenues	%	Revenues	%

Europe	$109,781	48.2	$87,586	36.0	$175,749	44.1
North America	51,206	22.5	37,932	15.6	81,203	20.4
Other countries	66,552	29.3	118,108	48.4	141,199	35.5
Total revenues	$227,539	100.0	$243,626	100.0	$398,151	100.0